Identification and Activities of the Company and Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Disclosure of Identification and Activities of the Company and Subsidiaries [Text Block]
Note 1	Identification and Activities of the Company and Subsidiaries

1.1	Historical background

Sociedad Química y Minera de Chile S.A. is an open stock corporation founded under the laws of the Republic of Chile and its Chilean Tax Identification Number is 93.007.000-9.

The Company was incorporated through a public deed dated June 17, 1968 by the public notary of Santiago Mr. Sergio Rodríguez Garcés. Its existence was approved by Decree No. 1,164 of June 22, 1968 of the Ministry of Finance, and it was registered on June 29, 1968 in the Registry of Commerce of Santiago, on page 4,537 No. 1,992. SQM’s headquarters are located at El Trovador 4285, Floor 6, Las Condes, Santiago, Chile, The Company's telephone number is +(56 2) 2425-2000.

The Company is registered in the CMF under number 184 of March 18, 1983 and is therefore subject to oversight by that entity.

1.2	Main domicile where the Company performs its production activities

The Company’s main domiciles are: Calle Dos Sur plot No. 5 - Antofagasta; Arturo Prat 1060 - Tocopilla; Administration Building w/n - Maria Elena; Administration Building w/n Pedro de Valdivia - María Elena, Anibal Pinto 3228 - Antofagasta, Kilometer 1378 Ruta 5 Norte Highway - Antofagasta, Coya Sur Plant w/n - Maria Elena, kilometer 1760 Ruta 5 Norte Highway - Pozo Almonte, Salar de Atacama (Atacama Saltpeter deposit) potassium chloride plant w/n - San Pedro de Atacama, potassium sulfate plant at Salar de Atacama w/n – San Pedro de Atacama, Minsal Mining Camp w/n CL Plant CL, Potassium– San Pedro de Atacama, formerly the Iris Saltpeter office w/n, Commune of Pozo Almonte, Iquique.

1.3	Codes of main activities

The codes of the main activities as established by the CMF, as follows:

-	1700 (Mining)

-	2200 (Chemical products)

-	1300 (Investment)

1.4	Description of the nature of operations and main activities

The products of the Company are mainly derived from mineral deposits found in northern Chile where mining takes place and caliche and brine deposits are processed.

(a)	Specialty plant nutrition: Four main types of specialty plant nutrients are produced: potassium nitrate, sodium nitrate, sodium potassium nitrate and specialty blends. In addition, other specialty fertilizers are sold including third party products.

(b)	Iodine: The Company produces iodine and iodine derivatives, which are used in a wide range of medical, pharmaceutical, agricultural and industrial applications, including x-ray contrast media, polarizing films for LCD and LED, antiseptics, biocides and disinfectants, in the synthesis of pharmaceuticals, electronics, pigments and dye components.

(c)	Lithium: The Company produces lithium carbonate, which is used in a variety of applications, including electrochemical materials for batteries, frits for the ceramic and enamel industries, heat-resistant glass (ceramic glass), air conditioning chemicals, continuous casting powder for steel extrusion, primary aluminum smelting process, pharmaceuticals and lithium derivatives. We are also a leading supplier of lithium hydroxide, which is primarily used as an input for the lubricating greases industry and for certain cathodes for batteries.

(d)	Industrial chemicals: The Company produces three industrial chemicals: sodium nitrate, potassium nitrate and potassium chloride. Sodium nitrate is used primarily in the production of glass, explosives, and metal treatment. Potassium nitrate is used in the manufacturing of specialty glass, and it is also an important raw material to produce of frits for the ceramics and enamel industries. Solar salts, a combination of potassium nitrate and sodium nitrate, are used as a thermal storage medium in concentrated solar power plants. Potassium chloride is a basic chemical used to produce potassium hydroxide, and it is also used as an additive in oil drilling as well as in food processing.

(e)	Potassium: The Company produces potassium chloride and potassium sulfate from brines extracted from the Salar de Atacama. Potassium chloride is a commodity fertilizer used to fertilize a variety of crops including corn, rice, sugar, soybean and wheat. Potassium sulfate is a specialty fertilizer used mainly in crops such as vegetables, fruits and industrial crops.

(f)	Other products and services: The Company also sells other fertilizers and blends, some of which we do not produce. Mainly potassium nitrate, potassium sulfate and potassium chloride. This business line also includes revenue from commodities, services, interests, royalties and dividends.

1.5	Other background

(a)	Employees

As of December 31, 2020, and 2019, the workforce was as follows:

	As of December 31, 2020			As of December 31, 2019
Employees	SQM S.A.	other subsidiaries	Total	SQM S.A.	other subsidiaries	Total
Executives	30	85	115	30	91	121
Professionals	94	1,156	1,250	110	1,170	1,280
Technicians and operators	267	3,310	3,577	282	3,481	3,763
Foreign employees	17	548	565	17	560	577
Overall total	408	5,099	5,507	439	5,302	5,741

(b)	Main shareholders

As of December 31, 2020, there were 1,358 shareholders.

Following table shows information about the main shareholders of the Company’s Series A or Series B shares in circulation as of December 31, 2020 and 2019, in line with information provided by the DCV, with respect to each shareholder that, to our knowledge, owns more than 5% of the outstanding Series A or Series B shares. The following information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchanges:

Shareholders as of December 31, 2020	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	23.77%
The Bank of New York Mellon, ADRs	-	-	50,792,452	42.19%	19.30%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,894,152	31.43%	922,971	0.77%	17.41%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.91%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	-	-	3.34%
Euroamerica C de B S. A.	1,418	-	8,788,517	7.30%	3.34%
Banco Santander via foreign investor accounts	-	-	7,294,827	6.06%	2.77%
Banco de Chile via State Street	-	-	6,971,782	5.79%	2.65%
Banco de Chile non-resident third party accounts	-	-	6,129,339	5.09%	2.33%
Inversiones la Esperanza de Chile Limitada	4,147,263	2.90%	46,500	0.04%	1.59%
Banchile Corredora de Bolsa S. A.	459,202	0.32%	2,426,758	2.02%	1.10%
Banco de Chile on behalf of Citibank NA New York customers	177,463	0.12%	1,732,249	1.44%	0.73%

Shareholders as of December 31, 2019	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	23.77%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,894,152	31.43%	3,793,154	3.15%	18.50%
The Bank of New York Mellon, ADRs	-	-	38,311,788	31.83%	14.56%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.91%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	-	-	3.34%
Banco Itaú via foreign investor accounts	-	-	7,373,216	6.13%	2.80%
Banco de Chile non-resident third party accounts	109	-	6,842,746	5.68%	2.60%
Banco Santander via foreign investor accounts	-	-	6,618,416	5.50%	2.51%
Euroamerica C de B S. A.	3,056	-	4,863,467	4.04%	1.85%
Banchile C de B S. A.	491,729	0.34%	4,285,696	3.56%	1.82%
Inversiones la Esperanza de Chile Limitada	4,147,263	2.90%	46,500	0.04%	1.59%
Bolsa de comercio de Santiago Bolsa de valores	30,590	0.02%	3,077,930	2.56%	1.18%

(1) As reported by DCV, which records the Company's shareholders' register as of December 31, 2020 and December 31, 2019, Inversiones TLC SpA, a subsidiary of Tianqi, is the direct owner of 62,556,568 shares of SQM equivalent to 23.77% of SQM’s shares. Through Tianqi’s subsidiaries it owns 5,516,772 Series B SQM shares as reported by Inversiones TLC Spa. So as of December 31, 2020, Tianqi owns 25.86% of SQM's total Series A and B shares.
(2) Total Sociedad de Inversiones Pampa Calichera S.A. 57,235,201 Series A and B shares; 11,418,078 Series B shares are held by different brokers.

1.6	Covid-19

In January 2020, the WHO deemed COVID-19 a global pandemic. In March 2020, the Chilean Ministry of Health declared a nationwide State of Emergency. As a precaution, our management has implemented several measures to help reduce the speed at which the coronavirus spreads, including measures to mitigate the spread in the workplace, significant reductions in employee travel and a mandatory quarantine for people who have arrived from high risk destinations, in consultation with governmental and international health organization guidelines, and will continue to implement measures consistent with evolving coronavirus situation.

On March 16, 2020, the Company reported on various points in relation to the outbreak of the COVID-19 virus and its being declared to be a global pandemic by the WHO.

(1)	Regarding the financial and operational effects that this situation could mean for the Company, it is worth noting that the Company sells its products worldwide, with Asia, Europe and North America being its main markets. Border closures, decrease in commercial activity and difficulties and disruptions in the supply chains in the markets in which we sell have impacted our ability to fulfill our previous sales volume estimates, the impact on our sales volumes and average prices will depend on the duration of the virus in different markets, the efficiency of the measures implemented to contain the spread of the virus in each country and fiscal incentives that may be implemented in different jurisdictions to promote economic recovery.

For now, our operations have not seen any material impacts related to the outbreak of COVID-19 virus.

We have taken measures to mitigate the impacts of this health emergency on our employees and limit the impact it could have on our operations (described below in point 2).

(2)	Regarding the measures that management has adopted or intends to adopt to mitigate possible financial and/or operational effects, we inform that the Company has implemented a series of measures in its operations in Chile and abroad that seek to protect its workers and reduce the speed at which the virus spreads. The measures adopted by the Company are:

(a)	The flexibility of the working day, arrival and departure times, together with the incentive to work from home in those cases where this is possible.
(b)	Avoidance of crowds, seminars and large meetings in the Company´s offices and operating facilities.
(c)	Strengthening personal hygiene protocols (use of alcohol-based gel, masks, etc.) and sanitation in plants, cafeterias and offices.
(d)	Significant reduction in domestic and international travel, along with obligatory quarantine for people who have arrived from high risk destinations.
(e)	The costs associated with the measures implemented by the company correspond primarily to increased expenses in transportation, supplies, room and board, among others.

(3)	Regarding the existence of committed insurance and its level of coverage, we inform that as of today, we have not identified any events which would trigger coverage from the insurance policies that the Company has contracted.

(4)	Finally, we hereby inform that we do not currently have any other information that management believes is relevant to provide.

As of December 31, 2020, there have been no significant changes in the impacts associated with COVID-19 reported to the CMF.